Non-controlling interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Schedule of noncontrolling interests
Non-controlling interests as of September 30, 2014 and December 31, 2013 are as follows:

	September 30, 2014	December 31, 2013
	($ in thousands)
Catastrophe Fund	$59,277	$49,254
Catastrophe Fund Manager	(254)	(236)
Joint Venture - Third Point Advisors LLC share	20,302	69,717
	$79,325	$118,735

Income (loss) attributable to non-controlling interests for the three and nine months ended September 30, 2014 and 2013 was:

	For the three months ended		For the nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
	($ in thousands)
Catastrophe Fund	$3,253	$2,434	$3,872	$3,191
Catastrophe Fund Manager	72	(2)	(18)	(164)
Joint Venture - Third Point Advisors LLC share	92	386	1,586	1,175
	$3,417	$2,818	$5,440	$4,202

Non-controlling interests represent the portion of equity in consolidated subsidiaries not attributable, directly or indirectly, to the Company. The ownership interests in consolidated subsidiaries held by parties other than the Company have been presented in the consolidated balance sheets, as a separate component of shareholders’ equity. Non-controlling interests as of December 31, 2013 and 2012 are as follows:

	December 31, 2013	December 31, 2012
	($ in thousands)
Catastrophe Fund	$49,254	$19,646
Catastrophe Fund Manager	(236)	2
Joint Venture - Third Point Advisors LLC share	69,717	40,129
	$118,735	$59,777

Income (loss) attributable to non-controlling interests for the years ended December 31, 2013 and 2012 was:

	2013	2012
	($ in thousands)
Catastrophe Fund	$4,284	$—
Catastrophe Fund Manager	(238)	—
Joint Venture - Third Point Advisors LLC share	1,721	1,216
	$5,767	$1,216